Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of revenue by product source
	For Years ended September 30,
	2022	2021	2020
Sales of TCMD products manufactured by the Company	$23,988,177	$29,559,286	$18,374,751
Sales of third-party products	16,154,974	18,422,745	12,329,209
Total revenue	$40,143,151	$47,982,031	$30,703,960

Schedule of total revenues by product categories
	For Years ended September 30,
	2022	2021	2020
Sales of TCMD products:
Medicinal liquor products	1,095,336	1,951,679	1,616,080
Other chronic condition treatment products	19,140,419	22,978,001	14,059,403
Cold and flu medicines	3,752,422	4,629,606	2,699,268
Sub-total of TCMD products sales	23,988,177	29,559,286	18,374,751

Sales of third-party products
Biochemical drugs	13,730,424	16,082,546	10,325,411
Traditional Chinese medicine pieces	30,202	20,705	47,097
Medical instruments	2,394,348	2,318,536	1,950,238
Dietary supplements	-	958	6,463
Subtotal of third-party products sales	16,154,974	18,422,745	12,329,209

Total revenue	$40,143,151	$47,982,031	$30,703,960